PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	September 30, 2023	December 31, 2022	Useful Lives
Equipment	$998,754	$782,576	5 to 20 years
Vehicles	87,000	99,700	5 to 15 years
Well development costs	2,332,030	1,604,983	*
Less accumulated depreciation	(86,947)	(58,224)	—
Property and equipment, net	$3,330,837	$2,429,035	—

*	Once full production begins, “Well development costs” will be depreciated using the units-of-production method based on barrels of oil produced. As of September 30, 2023, a minimal amount of oil has been produced and work is ongoing to determine how to determine how to get regular production from the field.

	December 31, 2022	December 31, 2021	Useful Lives
Equipment	$782,576	$584,592	5 to 20 years
Vehicles	99,700	26,000	5 to 15 years
Well development costs	1,604,983	482,106	*
Less accumulated depreciation	(58,224)	(14,294)
Property and equipment, net	$2,429,035	$1,078,404

*	Once full production begins, “Well development costs” will be depreciated using the units-of-production method based on barrels of oil produced. As of December 31, 2022, a minimal amount of oil has been produced and work is ongoing to determine how to determine how to get regular production from the field.